SUBSIDIARY EQUITY OBLIGATIONS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)
Disclosure of subsidiaries [line items]
Subsidiary preferred equity units	$ 1,585	$ 1,679
Liquidation preference per unit | $ / shares	$ 25.00
Limited-Life Funds and Redeemable Fund Units	$ 1,538	$ 1,456
Percentage of annual return payable in monthly distributions		9.00%
Brookfield Property Partners L.P. [Member]
Disclosure of subsidiaries [line items]
Exchangeable price of BPY preferred units issued to QIA | $ / shares	$ 25.70
2021 | Brookfield Property Partners L.P. [Member]
Disclosure of subsidiaries [line items]
Subsidiary preferred equity units	$ 600
Preferred equity held by third party investor in Manufactured Housing
Disclosure of subsidiaries [line items]
Subsidiary preferred shares and capital		$ 249
Preferred equity held by third party investor in Rouse Properties L.P.
Disclosure of subsidiaries [line items]
Subsidiary preferred shares and capital	142	142
Real Estate
Disclosure of subsidiaries [line items]
Limited-Life Funds and Redeemable Fund Units	859	864
Subsidiary preferred shares and capital	1,185	564
Real Estate | Preferred equity held by third party investor in Rouse Properties L.P.
Disclosure of subsidiaries [line items]
Subsidiary preferred shares and capital	142	142
Infrastructure
Disclosure of subsidiaries [line items]
Limited-Life Funds and Redeemable Fund Units	545	517
Corporate Activities
Disclosure of subsidiaries [line items]
Limited-Life Funds and Redeemable Fund Units	$ 134	$ 75